Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

July 31, 2021

CAF-QTLY-0921
1.804834.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.6%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA (a)	997,054	$64,981
Entertainment - 1.4%
Take-Two Interactive Software, Inc. (b)	211,600	36,696
Warner Music Group Corp. Class A	1,606,500	60,710
		97,406
Interactive Media & Services - 11.7%
Alphabet, Inc.:
Class A (b)	146,282	394,161
Class C (b)	51,756	139,970
Facebook, Inc. Class A (b)	419,802	149,575
Snap, Inc. Class A (b)	150,100	11,170
Tencent Holdings Ltd.	1,428,569	86,154
Tongdao Liepin Group (b)	2,928,262	5,411
Zoominfo Technologies, Inc. (b)	314,400	16,899
		803,340
Media - 0.6%
Cable One, Inc.	20,700	39,081

TOTAL COMMUNICATION SERVICES		1,004,808

CONSUMER DISCRETIONARY - 7.8%
Automobiles - 0.7%
Ferrari NV	214,889	46,908
Diversified Consumer Services - 0.8%
Laureate Education, Inc. Class A (b)	3,438,787	50,928
Mister Car Wash, Inc.	197,600	4,118
		55,046
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A	112,000	16,129
Dalata Hotel Group PLC (b)	880,700	4,033
Flutter Entertainment PLC (b)	136,600	23,355
		43,517
Household Durables - 0.5%
D.R. Horton, Inc.	380,772	36,337
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (b)	72,228	240,345
Coupang, Inc. Class A (b)(c)	53,300	1,936
Pinduoduo, Inc. ADR (b)	20,789	1,904
		244,185
Multiline Retail - 0.1%
Dollarama, Inc.	147,400	6,941
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	46,404	37,154
LVMH Moet Hennessy Louis Vuitton SE	32,938	26,815
Prada SpA	3,232,600	25,250
Samsonite International SA (a)(b)	6,497,100	12,073
		101,292

TOTAL CONSUMER DISCRETIONARY		534,226

CONSUMER STAPLES - 4.3%
Beverages - 1.4%
Kweichow Moutai Co. Ltd. (A Shares)	61,000	15,851
Monster Beverage Corp. (b)	859,538	81,072
		96,923
Household Products - 2.3%
Energizer Holdings, Inc. (c)	1,035,280	44,362
Reckitt Benckiser Group PLC	764,600	58,492
The Clorox Co.	280,500	50,740
		153,594
Tobacco - 0.6%
Swedish Match Co. AB	4,891,500	43,803

TOTAL CONSUMER STAPLES		294,320

FINANCIALS - 7.6%
Banks - 1.3%
Comerica, Inc.	379,000	26,022
HDFC Bank Ltd. sponsored ADR (b)	216,800	15,300
M&T Bank Corp.	248,526	33,265
Wintrust Financial Corp.	235,000	16,779
		91,366
Capital Markets - 3.3%
BlackRock, Inc. Class A	63,800	55,325
CME Group, Inc.	307,038	65,132
Franklin Resources, Inc.	873,800	25,821
Morningstar, Inc.	169,695	42,870
MSCI, Inc.	46,400	27,653
S&P Global, Inc.	17,100	7,331
		224,132
Consumer Finance - 1.0%
Capital One Financial Corp.	437,765	70,787
Diversified Financial Services - 0.1%
Doma Holdings, Inc. (d)	673,925	4,149
Insurance - 1.9%
American Financial Group, Inc.	266,300	33,684
American International Group, Inc.	400,400	18,959
Arthur J. Gallagher & Co.	549,941	76,612
BRP Group, Inc. (b)	110,300	3,007
		132,262

TOTAL FINANCIALS		522,696

HEALTH CARE - 16.0%
Biotechnology - 3.8%
Adamas Pharmaceuticals, Inc. (b)	1,415,648	6,767
Alnylam Pharmaceuticals, Inc. (b)	67,200	12,025
Applied Therapeutics, Inc. (b)	348,140	5,991
BioNTech SE ADR (b)	36,819	12,090
Cytokinetics, Inc. (b)	153,400	4,553
Erasca, Inc.	76,500	1,607
Evelo Biosciences, Inc. (b)	47,200	435
Gamida Cell Ltd. (b)	1,122,170	5,790
Hookipa Pharma, Inc. (b)	239,500	1,851
Horizon Therapeutics PLC (b)	567,065	56,718
Innovent Biologics, Inc. (a)(b)	1,008,301	10,283
Prelude Therapeutics, Inc.	24,000	769
Regeneron Pharmaceuticals, Inc. (b)	187,922	107,982
Rubius Therapeutics, Inc. (b)	64,338	1,383
Seres Therapeutics, Inc. (b)	138,300	982
Synlogic, Inc. (b)	851,200	2,690
Vertex Pharmaceuticals, Inc. (b)	89,300	18,001
Vor Biopharma, Inc.	367,505	4,555
XOMA Corp. (b)	183,300	5,939
		260,411
Health Care Equipment & Supplies - 2.8%
Axonics Modulation Technologies, Inc. (b)	88,900	6,041
Danaher Corp.	191,339	56,921
Edwards Lifesciences Corp. (b)	397,400	44,616
Insulet Corp. (b)	3,200	895
Intuitive Surgical, Inc. (b)	55,225	54,753
Medacta Group SA (a)(b)	11,080	1,573
Nevro Corp. (b)	42,007	6,511
Penumbra, Inc. (b)	71,061	18,919
		190,229
Health Care Providers & Services - 4.8%
agilon health, Inc. (b)	142,100	5,228
Guardant Health, Inc. (b)	61,388	6,740
HealthEquity, Inc. (b)	316,700	23,429
Option Care Health, Inc. (b)	317,600	6,581
UnitedHealth Group, Inc.	704,692	290,488
		332,466
Health Care Technology - 0.5%
Certara, Inc.	125,100	3,404
Doximity, Inc. (c)	11,200	693
MultiPlan Corp. (d)	1,064,462	8,569
MultiPlan Corp.:
Class A (b)(c)	268,200	2,159
warrants (b)(d)	52,696	115
Schrodinger, Inc. (b)	37,100	2,511
Simulations Plus, Inc. (c)	62,200	2,935
Veeva Systems, Inc. Class A (b)	37,360	12,430
		32,816
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (b)	43,753	8,017
Berkeley Lights, Inc. (b)(c)	137,100	6,249
Bio-Techne Corp.	30,800	14,853
Bruker Corp.	550,148	45,250
Codexis, Inc. (b)	273,340	5,784
Nanostring Technologies, Inc. (b)	39,503	2,447
Olink Holding AB ADR (b)	22,700	848
		83,448
Pharmaceuticals - 2.9%
Aclaris Therapeutics, Inc. (b)	200,300	2,990
Eli Lilly & Co.	512,185	124,717
Revance Therapeutics, Inc. (b)	258,300	7,511
Zoetis, Inc. Class A	309,420	62,719
		197,937

TOTAL HEALTH CARE		1,097,307

INDUSTRIALS - 14.2%
Aerospace & Defense - 2.5%
Airbus Group NV (b)	471,900	64,730
Axon Enterprise, Inc. (b)	57,400	10,678
HEICO Corp. Class A	174,119	21,119
Northrop Grumman Corp.	147,300	53,473
TransDigm Group, Inc. (b)	37,300	23,913
		173,913
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR (b)	564,226	61,523
Building Products - 0.2%
Builders FirstSource, Inc. (b)	284,881	12,677
Construction & Engineering - 0.5%
Fluor Corp. (b)	1,659,000	27,639
Willscot Mobile Mini Holdings (b)	279,000	8,010
		35,649
Electrical Equipment - 1.4%
Ballard Power Systems, Inc. (b)(c)	23,900	386
Bloom Energy Corp. Class A (b)(c)	123,200	2,686
Ceres Power Holdings PLC (b)	446,600	6,264
Eaton Corp. PLC	171,600	27,121
Encore Wire Corp.	114,429	8,975
Generac Holdings, Inc. (b)	116,273	48,760
		94,192
Industrial Conglomerates - 1.8%
General Electric Co.	9,725,500	125,945
Machinery - 2.3%
Deere & Co.	118,100	42,704
Ingersoll Rand, Inc. (b)	1,140,345	55,729
Otis Worldwide Corp.	447,600	40,083
Woodward, Inc.	140,600	17,091
		155,607
Professional Services - 3.3%
CACI International, Inc. Class A (b)	196,704	52,512
Clarivate Analytics PLC (b)	649,100	14,799
Dun & Bradstreet Holdings, Inc. (b)	743,000	15,573
Equifax, Inc.	116,500	30,360
Experian PLC	1,054,658	46,432
KBR, Inc.	1,065,900	41,250
Upwork, Inc. (b)	451,456	23,381
		224,307
Road & Rail - 0.6%
Uber Technologies, Inc. (b)	891,373	38,739
Trading Companies & Distributors - 0.7%
Ferguson PLC	364,300	51,093

TOTAL INDUSTRIALS		973,645

INFORMATION TECHNOLOGY - 31.0%
Electronic Equipment & Components - 0.6%
Jabil, Inc.	38,545	2,295
Zebra Technologies Corp. Class A (b)	70,847	39,142
		41,437
IT Services - 3.6%
Adyen BV (a)(b)	9,800	26,559
Amadeus IT Holding SA Class A (b)	479,300	31,408
MongoDB, Inc. Class A (b)	101,219	36,330
Snowflake Computing, Inc.	13,800	3,667
Square, Inc. (b)	83,330	20,604
VeriSign, Inc. (b)	118,200	25,575
Visa, Inc. Class A	413,500	101,882
		246,025
Semiconductors & Semiconductor Equipment - 6.7%
Aixtron AG	601,700	14,832
ASML Holding NV	66,699	51,141
Enphase Energy, Inc. (b)	130,195	24,685
NVIDIA Corp.	1,010,936	197,122
Qualcomm, Inc.	917,347	137,419
SolarEdge Technologies, Inc. (b)	33,841	8,781
Universal Display Corp.	112,728	26,434
		460,414
Software - 16.5%
Adobe, Inc. (b)	279,824	173,947
Autodesk, Inc. (b)	57,600	18,497
Cloudflare, Inc. (b)	110,400	13,097
Coupa Software, Inc. (b)	67,000	14,539
Crowdstrike Holdings, Inc. (b)	38,700	9,815
CyberArk Software Ltd. (b)	245,300	34,840
Dolby Laboratories, Inc. Class A	163,200	15,847
Epic Games, Inc. (d)(e)	4,584	4,057
FireEye, Inc. (b)	3,200,600	64,652
Intuit, Inc.	93,400	49,499
Manhattan Associates, Inc. (b)	218,448	34,871
Microsoft Corp.	2,185,410	622,641
Palo Alto Networks, Inc. (b)	182,400	72,787
SentinelOne, Inc.	29,800	1,469
Volue A/S	671,800	3,502
		1,134,060
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	1,258,708	183,595
Samsung Electronics Co. Ltd.	885,200	60,280
		243,875

TOTAL INFORMATION TECHNOLOGY		2,125,811

MATERIALS - 2.9%
Chemicals - 2.6%
Albemarle Corp. U.S.	167,800	34,574
Axalta Coating Systems Ltd. (b)	340,800	10,258
Corbion NV	92,000	5,040
LG Chemical Ltd.	46,350	33,855
Sherwin-Williams Co.	229,135	66,685
The Chemours Co. LLC	820,200	27,272
		177,684
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	536,200	11,484
Lynas Rare Earths Ltd. (b)	598,998	3,226
MP Materials Corp. (b)(c)	102,000	3,837
		18,547

TOTAL MATERIALS		196,231

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Equity Residential (SBI)	148,100	12,460
Prologis (REIT), Inc.	573,205	73,393
		85,853
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	182,000	7,724
Brookfield Renewable Partners LP	83,900	3,299
		11,023
TOTAL COMMON STOCKS
(Cost $4,333,631)		6,845,920

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (d)(e)	153,900	646
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (d)(e)	513,013	3,384
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (d)(e)	110,923	4,792
Series C3 (d)(e)	138,654	5,990
Series C4 (d)(e)	37,518	1,621
Series C5 (d)(e)	75,216	3,249
		15,652
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,563)		19,682

Money Market Funds - 0.2%
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)
(Cost $16,563)	16,561,366	16,563
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $4,365,757)		6,882,165
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(22,827)
NET ASSETS - 100%		$6,859,338

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,469,000 or 1.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,572,000 or 0.5% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ASAPP, Inc. Series C	4/30/21	$3,384
Doma Holdings, Inc.	3/2/21	$6,739
ElevateBio LLC Series C	3/9/21	$646
Epic Games, Inc.	3/29/21	$4,057
Illuminated Holdings, Inc. Series C2	7/7/20	$2,773
Illuminated Holdings, Inc. Series C3	7/7/20	$4,160
Illuminated Holdings, Inc. Series C4	1/8/21	$1,351
Illuminated Holdings, Inc. Series C5	6/16/21	$3,249
MultiPlan Corp.	10/8/20	$10,539
MultiPlan Corp. warrants	10/8/20	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$10
Fidelity Securities Lending Cash Central Fund	614
Total	$624

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$865,616	$865,616	$--	$--	$--	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	26,149	313,688	323,274	--	--	16,563	0.1%
Total	$26,149	$1,179,304	$1,188,890	$--	$--	$16,563

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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